UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21600

DWS Global Commodities Stock Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Global Commodities Stock Fund, Inc.

	Shares	Value ($)

Common Stocks 76.7%
Argentina 0.9%
Tenaris SA (ADR) (Cost $3,173,704)	82,700	4,351,674
Australia 5.3%
BHP Billiton Ltd.	431,600	16,964,690
Rio Tinto Ltd.	53,498	5,165,451
Woodside Petroleum Ltd.	78,934	3,531,538

(Cost $13,940,944)		25,661,679
Bermuda 1.0%
Aquarius Platinum Ltd.	57,600	2,139,208
Nabors Industries Ltd.*	83,300	2,563,141

(Cost $4,170,095)		4,702,349

Canada 6.8%
Agrium, Inc.	108,800	5,926,491
Alcan, Inc. (a) (f)	0	8
Domtar Corp.* (b)	414,400	3,398,080
Domtar Corp.* (b)	185,100	1,522,262
EnCana Corp.	112,500	6,955,964
Kinross Gold Corp.*	258,700	3,864,960
Suncor Energy, Inc.	99,364	9,436,362
Uranium One, Inc.*	141,900	1,876,022

(Cost $25,118,510)		32,980,149
Finland 2.5%
Stora Enso Oyj "R"	394,700	7,682,072
UPM-Kymmene Oyj	187,050	4,520,249

(Cost $11,238,287)		12,202,321
France 4.7%
Lafarge SA	27,570	4,267,167
Total SA	184,277	14,910,013
Vallourec SA	12,471	3,592,475

(Cost $18,947,829)		22,769,655
Germany 1.0%
Wacker Chemie AG (Cost $4,144,481)	20,900	4,887,620
Japan 1.5%
JFE Holdings, Inc.	48,300	3,403,996
Tokyo Steel Manufacturing Co., Ltd.	236,500	3,661,327

(Cost $6,918,130)		7,065,323
Luxembourg 1.3%
ArcelorMittal (Cost $5,263,263)	82,347	6,482,688
Netherlands 4.4%
Royal Dutch Shell PLC "A"	293,133	12,063,900
Royal Dutch Shell PLC "B"	230,615	9,458,822

(Cost $19,200,908)		21,522,722
Norway 1.7%
Statoil ASA (ADR) (Cost $5,729,498)	236,540	8,023,437
Russia 2.3%
Gazprom (ADR) (b)	1,485	65,489
Gazprom (ADR) (b)	161,001	7,064,153
Magnitogorsk Iron & Steel Works (GDR) 144A*	282,780	4,284,117

(Cost $10,422,413)		11,413,759
South Africa 0.6%
Gold Fields Ltd. (ADR) (Cost $2,687,163)	166,600	3,013,794
Sweden 0.9%
SSAB Svenskt Stal AB "A" (Cost $3,831,111)	121,400	4,491,186
United Kingdom 7.7%
BHP Billiton PLC	335,163	11,903,584
BP PLC	924,937	10,699,260
Lonmin PLC	47,395	3,533,753

Rio Tinto PLC	129,064	11,066,195

(Cost $19,977,944)		37,202,792
United States 34.1%
Air Products & Chemicals, Inc.	66,820	6,532,323
Alcoa, Inc.	147,600	5,774,112
Allegheny Technologies, Inc.	26,027	2,861,669
Apache Corp.	91,460	8,236,888
Ball Corp.	80,600	4,332,250
Cameron International Corp.*	33,549	3,096,237
Chevron Corp.	73,400	6,868,772
Commercial Metals Co.	79,535	2,517,283
Crown Holdings, Inc.*	137,070	3,119,713
EOG Resources, Inc.	40,500	2,929,365
ExxonMobil Corp.	327,410	30,305,070
First Solar, Inc.*	8,800	1,036,112
Frontier Oil Corp.	22,500	936,900
Martin Marietta Materials, Inc.	38,800	5,181,740
MeadWestvaco Corp.	124,400	3,673,532
Monsanto Co.	148,264	12,712,155
Nucor Corp.	60,721	3,611,078
Occidental Petroleum Corp.	142,480	9,130,118
Owens-Illinois, Inc.*	100,200	4,153,290
Packaging Corp. of America	63,600	1,848,852
Peabody Energy Corp.	75,224	3,600,973
PPG Industries, Inc.	64,430	4,867,686
Praxair, Inc.	85,500	7,161,480
Schlumberger Ltd.	103,020	10,817,100
Steel Dynamics, Inc.	60,500	2,825,350
The Mosaic Co.*	34,800	1,862,496
Ultra Petroleum Corp.*	41,100	2,549,844
Weyerhaeuser Co.	79,700	5,762,310
XTO Energy, Inc.	117,800	7,284,752

(Cost $106,862,885)		165,589,450

Total Common Stocks (Cost $261,627,165)		372,360,598
Exchange Traded Funds 2.3%
streetTRACKS Gold Trust* (Cost $7,323,431)	154,353	11,346,489

	Principal Amount ($)	Value ($)

Commodities Linked/Structured Notes 18.6%
Barclays S&P GSCI Structured Note, 144A, 5.024% 6/30/2008 (c)	10,800,000	12,014,849
Barclays S&P GSCI Structured Note, 144A, 5.024% 7/8/2008 (c)	15,000,000	16,842,825
Cargill S&P GSCI Note, 144A, 4.924%, 2/6/2008 (c)	26,000,000	31,601,830
Lehman S&P GSCI Structured Note, 144A, 4.854%, 7/21/2008 (c)	28,000,000	29,663,200

Total Commodities Linked/Structured Notes (Cost $79,800,000)		90,122,704
Government & Agency Obligations 0.0%
US Treasury Obligations
US Treasury Bills:
4.011%,**, 10/18/2007 (d)	70,000	69,868
2.898% **, 10/18/2007 (d)	59,000	58,919

Total Government & Agency Obligations (Cost $128,787)		128,787

				Shares	Value ($)

Cash Equivalents 2.4%
Cash Management QP Trust, 5.14% (e) (Cost $11,591,044)				11,591,044	11,591,044
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $360,470,427)				100.0	485,549,622
Other Assets and Liabilities, Net				0.0	(27,627)

Net Assets				100.0	485,521,995

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				Fractional share position.
(b)				Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)

Security is linked to the S&P Goldman Sachs Commodity Index (S&P GSCI). The index is a composite of commodity sector returns, representing unleveraged, long-only investments in commodities futures that is broadly diversified across the spectrum of commodities.

(d)				At September 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)				Fractional share position.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
S&P GSCI: S&P Goldman Sachs Commodity Index

At September 30, 2007, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Goldman Sachs Commodity Index	10/15/2007	34	4,486,011	4,629,100	143,089

At September 30, 2007, the DWS Global Commodities Stock Fund, Inc. had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Materials	190,976,217	51.3%
Energy	176,755,794	47.5%

Industrials	4,628,587	1.2%
Total Common Stocks	372,360,598	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Commodities Stock Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Commodities Stock Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007